RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Renumeration of Directors and Other Key Management (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits	$ (5)	$ (14)
Key management personnel compensation, share-based payment	(19)	(38)
Total	$ 24	52
Brookfield Corporation
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits		(5)
Key management personnel compensation, share-based payment		$ (13)